Derivative Instruments and Hedges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure Derivative Instruments And Hedges Additional Information [Abstract]
Net losses expected to be reclassified from accumulated other comprehensive income into earnings within the next 12 months	$ 0.3